Related party transactions - Related Party Receivable (Details) (USD $)	Jun. 30, 2013
Assets:
Cash	$ 5,984
Inventory	7,877
Fixed assets, at fair value	12,863
Due from related party	54,438
Deposits held	2,965
Total assets contributed	84,127
Liabilities:
Accrued liabilities	500
Note payable	83,627
Total liabilities contributed	$ 84,127